Inventories (Tables)	12 Months Ended
Aug. 31, 2025
Inventories
Schedule of inventories

	2025	2024
	$	$
Raw materials	6,037,481	4,044,871
Work-in-process	1,570,095	284,610
Finished goods	29,264,071	273,059
	36,871,647	4,602,540